BUSINESS COMBINATIONS - Acquisition of Xappia (Details) - Xappia $ in Thousands	Oct. 21, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Closing payment	$ 3,500
Period prior to applicable date of share issuance	60 days
Additional closing payment payable	$ 3,000
Tranche 1 Shares
Disclosure of detailed information about business combination [line items]
Closing payment	1,750
Tranche 2 Shares
Disclosure of detailed information about business combination [line items]
Closing payment	$ 750
Period prior to closing date	12 months
Tranche 3 Shares
Disclosure of detailed information about business combination [line items]
Closing payment	$ 1,000
Period prior to closing date	30 months